LONG TERM RECEIVABLES AND OTHER DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Investments and Receivables, Net [Abstract]
Schedule of Long Term Receivables and Deposits
	December 31,
	2016	2015

Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$708	$-
Restricted deposits	-	64
Leasing deposits	34	55

	$742	$119